Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
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Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Cash on hand	$4,623	$5,204	$159
Checking accounts and demand deposits	55,972,581	54,752,776	1,669,801
Cash equivalents (time deposits with original maturity of less than three months)	11,307,314	21,734,844	662,850

	$67,284,518	$76,492,824	$2,332,810